Parent Company Only Condensed Financial Information - Schedule of condensed statements of operations and comprehensive (loss)/income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (187,086)	$ (25,631)	¥ (221,996)	¥ (229,210)
Total operating expenses	(2,599,670)	(356,154)	(3,233,788)	(3,361,096)
(Loss)/Income from operations	148,821	20,388	(466,326)	(774,680)
Interest income	3,919	537	8,348	12,908
Interest expense	(73,090)	(10,013)	(69,472)	(45,607)
Others, net	1,585	217	(11,578)	81,445
(Loss)/Income before tax	81,235	11,129	(539,028)	(725,934)
Net (loss)/income	75,200	10,306	(550,117)	(745,883)
Net (loss)/income attributable to ordinary shareholders of the Company	82,213	11,263	(549,935)	(727,032)
Net (loss)/income	75,200	10,306	(550,117)	(745,883)
Other comprehensive loss:
Foreign currency translation adjustment	(10,997)	(1,507)	(8,448)	(37,740)
Total other comprehensive loss	(10,997)	(1,507)	(8,448)	(37,740)
Total comprehensive (loss)/income	64,229	8,799	(558,565)	(783,623)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	71,216	9,756	(558,383)	(764,772)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(7,075)	(969)	(8,970)	(12,861)
Total operating expenses	(7,075)	(969)	(8,970)	(12,861)
(Loss)/Income from operations	(7,075)	(969)	(8,970)	(12,861)
Interest income	10	1	68	135
Interest expense	(35,779)	(4,902)	(37,513)	(14,380)
Others, net	1,217	167	1,445	1,354
Share of (loss)/income of subsidiaries and VIEs	123,840	16,966	(504,965)	(701,280)
(Loss)/Income before tax	82,213	11,263	(549,935)	(727,032)
Net (loss)/income	82,213	11,263	(549,935)	(727,032)
Net (loss)/income attributable to ordinary shareholders of the Company	82,213	11,263	(549,935)	(727,032)
Net (loss)/income	82,213	11,263	(549,935)	(727,032)
Other comprehensive loss:
Foreign currency translation adjustment	(10,997)	(1,507)	(8,448)	(37,740)
Total other comprehensive loss	(10,997)	(1,507)	(8,448)	(37,740)
Total comprehensive (loss)/income	71,216	9,756	(558,383)	(764,772)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ 71,216	$ 9,756	¥ (558,383)	¥ (764,772)